AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 71.2%
Communication Services - 6.2%
Alphabet, Inc., Class A*	1,559	$3,215,469
Charter Communications, Inc., Class A*,1	5,090	3,140,632
Tencent Holdings, Ltd. (China)	38,200	3,048,648

Total Communication Services		9,404,749
Consumer Discretionary - 19.0%
Alibaba Group Holding, Ltd. (China)*	80,900	2,298,581
Amazon.com, Inc.*	855	2,645,438
Huazhu Group, Ltd., ADR (China)*,1	58,080	3,188,592
LVMH Moet Hennessy Louis Vuitton SE (France)	5,251	3,507,414
MakeMyTrip, Ltd. (India)*	123,981	3,915,320
Moncler SpA (Italy)*	67,150	3,845,600
Sands China, Ltd. (Macau)*	729,200	3,654,839
TAL Education Group, ADR (China)*	57,060	3,072,681
Yum China Holdings, Inc. (China)	46,000	2,702,918

Total Consumer Discretionary		28,831,383
Financials - 6.6%
AIA Group, Ltd. (Hong Kong)	254,000	3,108,140
Goosehead Insurance, Inc., Class A	24,695	2,646,810
HDFC Bank, Ltd., ADR (India)*	54,540	4,237,212

Total Financials		9,992,162
Health Care - 7.6%
IDEXX Laboratories, Inc.*	5,976	2,924,117
STERIS PLC	14,450	2,752,436
UnitedHealth Group, Inc.	8,690	3,233,288
Zoetis, Inc.	15,980	2,516,530

Total Health Care		11,426,371
Industrials - 8.7%
Casella Waste Systems, Inc., Class A*	44,610	2,835,858
HEICO Corp., Class A	25,560	2,903,616
MISUMI Group, Inc. (Japan)	85,200	2,481,837
Roper Technologies, Inc.	6,130	2,472,474
Verisk Analytics, Inc.	13,620	2,406,518

Total Industrials		13,100,303
Information Technology - 19.5%
Adyen, N.V. (Netherlands)*,2	1,727	3,853,637
ANSYS, Inc.*	7,850	2,665,546
Black Knight, Inc.*	29,300	2,167,907
Halma PLC (United Kingdom)	76,250	2,494,648
Infineon Technologies AG (Germany)	106,490	4,530,894
Mastercard, Inc., Class A	9,010	3,208,011
PayPal Holdings, Inc.*	14,460	3,511,466
	Shares	Value

ServiceNow, Inc.*	5,178	$2,589,570
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	38,530	4,557,328

Total Information Technology		29,579,007
Real Estate - 1.8%
American Tower Corp., REIT	11,370	2,718,112
Utilities - 1.8%
NextEra Energy, Inc.	35,580	2,690,204

Total Common Stocks (Cost $72,875,331)		107,742,291

	Principal Amount
Corporate Bonds and Notes - 13.2%
Financials - 2.2%
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[2]	$190,000	207,122
Ally Financial, Inc.
8.000%, 11/01/31	138,000	192,279
Boston Properties, LP
3.400%, 06/21/29	205,000	215,526
CIT Group, Inc.
6.125%, 03/09/28	183,000	219,794
The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,3,4,5]	576,000	594,720
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30	198,000	198,503
Iron Mountain, Inc.
4.500%, 02/15/31[2]	191,000	189,061
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	387,000	400,545
SBA Communications Corp.
3.875%, 02/15/27	190,000	194,455
Sprint Capital Corp.
6.875%, 11/15/28	138,000	174,273
Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	534,000	560,604
Visa, Inc.
4.150%, 12/14/35	183,000	216,636

Total Financials		3,363,518
Industrials - 10.0%
Adient Global Holdings, Ltd. (Jersey)
4.875%, 08/15/26[1,2]	200,000	205,500
AECOM
5.125%, 03/15/27	168,000	183,204

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 10.0% (continued)
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[2]	$395,000	$398,867
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	211,000	239,616
Antofagasta PLC (United Kingdom)
2.375%, 10/14/30[1,2]	200,000	196,589
Apache Corp.
4.625%, 11/15/25	277,000	285,739
Aramark Services, Inc.
4.750%, 06/01/26	197,000	202,811
ArcelorMittal, S.A. (Luxembourg)
4.550%, 03/11/26	183,000	203,073
AT&T, Inc.
4.250%, 03/01/27	226,000	254,048
Ball Corp.
4.875%, 03/15/26	178,000	199,356
Berry Global, Inc.
1.500%, 01/15/27[2,6]	166,000	196,483
5.625%, 07/15/27[1,2]	170,000	179,881
BorgWarner, Inc.
2.650%, 07/01/27	243,000	252,392
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28	185,000	191,787
Centene Corp.
3.375%, 02/15/30	174,000	175,903
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/25	207,000	236,005
Cisco Systems, Inc.
5.500%, 01/15/40	177,000	239,452
CommonSpirit Health
3.347%, 10/01/29	176,000	188,001
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	183,000	194,781
CSC Holdings LLC
5.250%, 06/01/24	171,000	184,787
CVS Health Corp.
5.125%, 07/20/45	197,000	240,914
Dell, Inc.
7.100%, 04/15/28[1]	151,000	190,260
Delta Air Lines, Inc.
3.800%, 04/19/23	216,000	220,201
Elanco Animal Health, Inc.
5.900%, 08/28/28[7]	167,000	189,858
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	286,000	298,734
Ford Motor Co.
6.625%, 10/01/28	334,000	384,147
Freeport-McMoRan, Inc.
4.550%, 11/14/24	179,000	196,025
	Principal Amount	Value

General Electric Co.
Series D, (3 month LIBOR + 3.330%), 3.514%, 06/15/21[3,4,5]	$428,000	$404,353
General Motors Co.
6.125%, 10/01/25	226,000	265,916
The George Washington University
Series 2018, 4.126%, 09/15/48	146,000	170,297
Griffon Corp.
5.750%, 03/01/28	180,000	192,060
HB Fuller Co.
4.250%, 10/15/28	193,000	196,461
HCA, Inc.
3.500%, 09/01/30	171,000	173,172
Howmet Aerospace, Inc.
5.125%, 10/01/24	239,000	263,175
Kraft Heinz Foods Co.
4.625%, 01/30/29	175,000	196,485
L Brands, Inc.
9.375%, 07/01/25[2]	224,000	279,160
Lamar Media Corp.
3.750%, 02/15/28	199,000	199,124
Las Vegas Sands Corp.
3.900%, 08/08/29	191,000	196,856
Lumen Technologies Inc
5.625%, 04/01/25	169,000	182,626
MDC Holdings, Inc.
2.500%, 01/15/31	300,000	283,500
MercadoLibre, Inc.
2.375%, 01/14/26[1]	250,000	248,595
Meritor, Inc.
6.250%, 06/01/25[2]	175,000	186,813
MGM Resorts International
5.750%, 06/15/25	180,000	196,537
Microsoft Corp.
2.525%, 06/01/50	240,000	219,002
Murphy Oil USA, Inc.
5.625%, 05/01/27	186,000	195,032
Nestle Holdings, Inc.
1.000%, 09/15/27[2]	275,000	263,577
Netflix, Inc.
3.000%, 06/15/25[2,6]	155,000	197,770
4.375%, 11/15/26[1]	189,000	211,396
Newell Brands, Inc.
4.700%, 04/01/26[7]	165,000	182,703
Nuance Communications, Inc.
5.625%, 12/15/26	179,000	188,062
Penske Automotive Group, Inc.
3.500%, 09/01/25[1]	171,000	175,241
Pernod Ricard International Finance LLC
1.250%, 04/01/28[2]	400,000	375,978

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 10.0% (continued)
PulteGroup, Inc.
5.500%, 03/01/26	$165,000	$192,827
Quebecor Media, Inc. (Canada)
5.750%, 01/15/23	177,000	189,124
Royal Caribbean Cruises, Ltd. (Liberia)
10.875%, 06/01/23[2]	170,000	195,870
Service Corp. International
4.625%, 12/15/27	178,000	187,901
Silgan Holdings, Inc.
4.125%, 02/01/28	191,000	196,696
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	200,000	189,382
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	384,000	361,648
Southwest Airlines Co.
5.250%, 05/04/25	226,000	257,244
Telecom Italia Capital, S.A. (Luxembourg)
6.375%, 11/15/33	205,000	243,400
Travel + Leisure Co.
5.650%, 04/01/24[7]	185,000	200,937
TreeHouse Foods, Inc.
4.000%, 09/01/28	199,000	200,780
United Rentals North America Inc.
3.875%, 02/15/31	190,000	191,698
Verizon Communications, Inc.
3.875%, 02/08/29	218,000	242,692
Walmart, Inc.
4.050%, 06/29/48	196,000	230,644
Wynn Macau, Ltd. (Cayman Islands)
5.500%, 01/15/26[2]	200,000	209,000

Total Industrials		15,062,148
Supranational Banks - 0.5%
Inter-American Development Bank
0.625%, 07/15/25[1]	763,000	755,799
Utilities - 0.5%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	552,000	582,526
Northern States Power Co.
2.900%, 03/01/50	219,000	209,301

Total Utilities		791,827

Total Corporate Bonds and Notes (Cost $19,718,918)		19,973,292
Municipal Bonds - 1.3%
California State General Obligation, School Improvements 7.550%, 04/01/39	215,000	347,727
	Principal Amount	Value

JobsOhio Beverage System Series B, 4.532%, 01/01/35	$315,000	$380,595
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	285,000	377,215
Metropolitan Transportation Authority 6.687%, 11/15/40	310,000	424,021
New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	335,000	399,566

Total Municipal Bonds (Cost $1,875,607)		1,929,124
U.S. Government and Agency Obligations - 8.1%
Fannie Mae - 5.1%
FNMA
2.000%, 02/01/36	319,104	328,582
2.500%, 01/01/35 to 02/01/35	594,830	622,467
3.500%, 02/01/35 to 01/01/48	731,004	782,642
4.000%, 12/01/21 to 09/01/49	1,700,425	1,857,207
4.500%, 05/01/47 to 08/01/50	2,416,345	2,669,421
5.000%, 09/01/33 to 08/01/50	1,244,134	1,417,083
5.500%, 02/01/37	7,820	9,165

Total Fannie Mae		7,686,567
Freddie Mac - 1.0%
FHLMC Gold Pool
3.500%, 05/01/44 to 01/01/46	1,198,958	1,299,035
4.000%, 02/01/44	180,899	200,616
5.000%, 07/01/38	72,172	84,079

Total Freddie Mac		1,583,730
U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds
1.875%, 02/15/51	451,000	398,677
3.500%, 02/15/39	759,000	908,725
4.500%, 02/15/36	702,000	927,846
U.S. Treasury Notes
1.500%, 02/15/30	809,000	798,698

Total U.S. Treasury Obligations		3,033,946

Total U.S. Government and Agency Obligations (Cost $12,623,548)		12,304,243
Foreign Government Obligations - 2.9%
Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[2]	350,000	369,702
Chile Government International Bond (Chile) 2.550%, 01/27/32	237,000	239,316
China Government Bond (China) Series INBK 2.880%, 11/05/23	6,210,000	948,538
China Government International Bond (China) 1.200%, 10/21/30[2]	800,000	750,107
Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	400,000	369,320

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Foreign Government Obligations - 2.9% (continued)
Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	$732,000	$733,963
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30[2]	200,000	185,633
The Korea Development Bank (South Korea) 0.500%, 10/27/23	269,000	269,218
Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	189,417
Province of Ontario Canada (Canada) 1.050%, 05/21/27	200,000	195,779
Province of Quebec Canada (Canada) 1.350%, 05/28/30[1]	188,000	178,806

Total Foreign Government Obligations (Cost $4,552,572)		4,429,799
Short-Term Investments - 1.7%
Joint Repurchase Agreements - 1.7%[8]
Bank of America Securities, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $622,662 (collateralized by various U.S. Government Agency Obligations, 1.000% - 5.500%, 06/01/24 - 01/01/59, totaling $635,115)	622,662	622,662
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 05/04/21 - 04/01/51, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,622,662

Total Short-Term Investments (Cost $2,622,662)		2,622,662
Total Investments - 98.4% (Cost $114,268,638)		149,001,411
Other Assets, less Liabilities - 1.6%		2,447,141
Net Assets - 100.0%		$151,448,552

*	Non-income producing security.
[1]	Some of these securities, amounting to $8,968,490 or 5.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $9,733,415 or 6.4% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
[4]	Perpetuity Bond. The date shown represents the next call date.
[5]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Principal amount stated in EURO dollars.
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$18,699,828	$10,879,179	—	$29,579,007
Consumer Discretionary	12,822,031	16,009,352	—	28,831,383
Industrials	10,618,466	2,481,837	—	13,100,303
Health Care	11,426,371	—	—	11,426,371
Financials	6,884,022	3,108,140	—	9,992,162
Communication Services	6,356,101	3,048,648	—	9,404,749
Real Estate	2,718,112	—	—	2,718,112
Utilities	2,690,204	—	—	2,690,204
Corporate Bonds and Notes†	—	19,973,292	—	19,973,292
Municipal Bonds†	—	1,929,124	—	1,929,124
U.S. Government and Agency Obligations†	—	12,304,243	—	12,304,243
Foreign Government Obligations	—	4,429,799	—	4,429,799
Short-Term Investments
Joint Repurchase Agreements	—	2,622,662	—	2,622,662
Total Investments in Securities	$72,215,135	$76,786,276	—	$149,001,411

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Belgium	0.1
Bermuda	0.1
Canada	0.4
Cayman Islands	0.2
Chile	0.2
China	10.9
Finland	0.3
France	2.4
Germany	3.1
Hong Kong	2.1
India	5.6
Italy	2.6
Japan	2.2
Country	% of Long-Term Investments
Jersey	0.1
Liberia	0.1
Luxembourg	0.3
Macau	2.5
Netherlands	3.1
Philippines	0.1
South Korea	0.3
Taiwan	3.1
United Arab Emirates	0.3
United Kingdom	2.1
United States	57.8
100.0

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,968,490	$2,622,662	$6,625,264	$9,247,926
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.125%	04/08/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.